Initial Public Offering (Details) - Dec. 31, 2014 - USD ($) $ / shares in Units, $ in Thousands	Total	Total
Net liabilities retained by Navios Acquistion	$ 248,147
Initial public offering date		November 18, 2014
Common Unitholders
Number of shares sold in initial public offering	8,100,000
Price per unit	$ 15	$ 15
Owners' Net Investment
Net liabilities retained by Navios Acquistion	$ 248,147